INCOME TAXES (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax [Line Items]
Enterprise income tax rate	25.00%
Foreign enterprise income tax rate	25.00%
Dividend withholding tax rate	5.00%
Dividend withholding tax expense	$ 3,589	$ 3,189
Valuation allowance	5,217	3,535	1,912
Tax savings from exemption and preferential tax status	930	911	1,081
Effect of tax savings on earnings per share	$ (0.002)	$ 0.002	$ (0.002)
Tax loss carryforward expiring 2014 [Member]
Income Tax [Line Items]
Tax loss carryforwards	1,453
Tax loss carryforward expiration year	Jan. 01, 2014
Tax loss carryforward expiring 2015 [Member]
Income Tax [Line Items]
Tax loss carryforwards	3,101
Tax loss carryforward expiration year	Jan. 01, 2015
Tax loss carryforward expiring 2016 [Member]
Income Tax [Line Items]
Tax loss carryforwards	2,409
Tax loss carryforward expiration year	Jan. 01, 2016
Tax loss carryforward expiring 2017 [Member]
Income Tax [Line Items]
Tax loss carryforwards	7,562
Tax loss carryforward expiration year	Jan. 01, 2017
Tax loss carryforward expiring 2018 [Member]
Income Tax [Line Items]
Tax loss carryforwards	5,277
Tax loss carryforward expiration year	Jan. 01, 2018
Tax loss carryforward, indefinite life [Member]
Income Tax [Line Items]
Tax loss carryforwards	$ 4,276
High New Tech Enterprise [Member]
Income Tax [Line Items]
Enterprise income tax rate	15.00%
Current Preferential Tax Rate [Member]
Income Tax [Line Items]
Enterprise income tax rate	15.00%	25.00%	24.00%	22.00%	20.00%	18.00%
Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai") [Member] | High New Tech Enterprise [Member]
Income Tax [Line Items]
Enterprise income tax rate	10.00%	15.00%	15.00%
Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen") [Member] | High New Tech Enterprise [Member]
Income Tax [Line Items]
Foreign enterprise income tax rate	25.00%
Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen") [Member] | Current Preferential Tax Rate [Member]
Income Tax [Line Items]
Foreign enterprise income tax rate			12.00%	11.00%
Income tax rate reduction, percentage			50.00%	50.00%
Actions Technology (HK) Company Limited ("Actions Hong Kong") [Member]
Income Tax [Line Items]
Hong Kong profits tax rate	16.50%	16.50%	16.50%
Artek Microelectronics (HK) Co., Limited [Member]
Income Tax [Line Items]
Hong Kong profits tax rate	16.50%	16.50%	16.50%